Supplemental Guarantor Financial Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Guarantor Financial Information
In April 2017, our 100% owned subsidiaries EESLP and EES Finance Corp. (together, the “Issuers”) issued the 2017 Notes, which consists of $375.0 million aggregate principal amount senior unsecured notes. The 2017 Notes are fully and unconditionally guaranteed on a joint and several senior unsecured basis by Exterran Corporation (the “Parent Guarantor” or “Parent”). All other consolidated subsidiaries of Exterran are collectively referred to as the “Non-Guarantor Subsidiaries.” As a result of the Parent’s guarantee, we are presenting the following condensed consolidating financial information pursuant to Rule 3-10 of Regulation S-X, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered. These schedules are presented using the equity method of accounting for all periods presented. For purposes of the following condensed consolidating financial information, the Parent Guarantor’s investments in its subsidiaries, the Issuers’ investments in the Non-Guarantors Subsidiaries and the Non-Guarantor Subsidiaries’ investments in the Issuers are accounted for under the equity method of accounting. Under this method, investments in subsidiaries are recorded at cost and adjusted for our share in the subsidiaries’ cumulative results of operations, capital contributions and distributions and other changes in equity. Elimination entries relate primarily to the elimination of investments in subsidiaries and associated intercompany balances and transactions.
Condensed Consolidating Balance Sheet
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
ASSETS

Cash and cash equivalents	$397	$24,195	$24,553	$—	$49,145
Restricted cash	—	—	546	—	546
Accounts receivable, net	—	123,362	142,690	—	266,052
Inventory, net	—	50,528	57,381	—	107,909
Costs and estimated earnings in excess of billings on uncompleted contracts	—	33,439	7,256	—	40,695
Intercompany receivables	—	158,296	359,766	(518,062)	—
Other current assets	—	6,095	32,612	—	38,707
Current assets held for sale	—	15,761	—	—	15,761
Current assets associated with discontinued operations	—	—	23,751	—	23,751
Total current assets	397	411,676	648,555	(518,062)	542,566
Property, plant and equipment, net	—	288,670	533,609	—	822,279
Investment in affiliates	555,735	831,097	(275,362)	(1,111,470)	—
Deferred income taxes	—	5,452	5,098	—	10,550
Intangible and other assets, net	—	12,218	64,762	—	76,980
Long-term assets held for sale	—	4,732	—	—	4,732
Long-term assets associated with discontinued operations	—	—	3,700	—	3,700
Total assets	$556,132	$1,553,845	$980,362	$(1,629,532)	$1,460,807

LIABILITIES AND EQUITY

Accounts payable, trade	$—	$115,273	$33,471	$—	$148,744
Accrued liabilities	57	54,724	59,555	—	114,336
Deferred revenue	—	2,162	21,740	—	23,902
Billings on uncompleted contracts in excess of costs and estimated earnings	—	89,002	563	—	89,565
Intercompany payables	1,289	359,766	157,007	(518,062)	—
Current liabilities associated with discontinued operations	—	—	31,971	—	31,971
Total current liabilities	1,346	620,927	304,307	(518,062)	408,518
Long-term debt	—	368,472	—	—	368,472
Deferred income taxes	—	—	9,746	—	9,746
Long-term deferred revenue	—	629	91,856	—	92,485
Other long-term liabilities	—	8,082	12,190	—	20,272
Long-term liabilities associated with discontinued operations	—	—	6,528	—	6,528
Total liabilities	1,346	998,110	424,627	(518,062)	906,021
Total Equity	554,786	555,735	555,735	(1,111,470)	554,786
Total liabilities and equity	$556,132	$1,553,845	$980,362	$(1,629,532)	$1,460,807
Condensed Consolidating Balance Sheet
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
ASSETS

Cash and cash equivalents	$131	$16,645	$18,902	$—	$35,678
Restricted cash	—	—	671	—	671
Accounts receivable, net	—	65,825	137,953	—	203,778
Inventory, net	—	88,797	68,688	—	157,485
Costs and estimated earnings in excess of billings on uncompleted contracts	—	12,974	8,325	—	21,299
Intercompany receivables	—	119,125	352,280	(471,405)	—
Other current assets	—	9,305	42,467	—	51,772
Current assets associated with discontinued operations	—	—	41,275	—	41,275
Total current assets	131	312,671	670,561	(471,405)	511,958
Property, plant and equipment, net	—	322,284	468,638	—	790,922
Investment in affiliates	557,345	745,786	(188,441)	(1,114,690)	—
Deferred income taxes	—	—	6,015	—	6,015
Intangible and other assets, net	—	12,606	44,738	—	57,344
Long-term assets associated with discontinued operations	—	—	8,539	—	8,539
Total assets	$557,476	$1,393,347	$1,010,050	$(1,586,095)	$1,374,778

LIABILITIES AND EQUITY

Accounts payable, trade	$—	$48,563	$27,138	$—	$75,701
Accrued liabilities	158	43,480	75,817	—	119,455
Deferred revenue	—	4,833	27,321	—	32,154
Billings on uncompleted contracts in excess of costs and estimated earnings	—	28,705	480	—	29,185
Intercompany payables	547	352,280	118,578	(471,405)	—
Current liabilities associated with discontinued operations	—	—	77,639	—	77,639
Total current liabilities	705	477,861	326,973	(471,405)	334,134
Long-term debt	—	348,970	—	—	348,970
Deferred income taxes	—	133	11,567	—	11,700
Long-term deferred revenue	—	1,513	97,451	—	98,964
Other long-term liabilities	—	7,525	9,461	—	16,986
Long-term liabilities associated with discontinued operations	—	—	7,253	—	7,253
Total liabilities	705	836,002	452,705	(471,405)	818,007
Total Equity	556,771	557,345	557,345	(1,114,690)	556,771
Total liabilities and equity	$557,476	$1,393,347	$1,010,050	$(1,586,095)	$1,374,778
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$838,981	$495,262	$(118,949)	$1,215,294
Cost of sales (excluding depreciation and amortization expense)	—	716,002	271,101	(118,949)	868,154
Selling, general and administrative	2,327	84,111	89,880	—	176,318
Depreciation and amortization	—	35,749	72,075	—	107,824
Long-lived asset impairment	—	5,700	—	—	5,700
Restatement related charges	—	3,250	169	—	3,419
Restructuring and other charges	—	2,145	1,044	—	3,189
Interest expense	—	32,399	2,427	—	34,826
Intercompany charges, net	—	6,355	(6,355)	—	—
Equity in (income) loss of affiliates	(36,207)	(85,335)	49,128	72,414	—
Other (income) expense, net	—	(2,577)	1,602	—	(975)
Income before income taxes	33,880	41,182	14,191	(72,414)	16,839
Provision for income taxes	—	4,974	17,721	—	22,695
Income (loss) from continuing operations	33,880	36,208	(3,530)	(72,414)	(5,856)
Income from discontinued operations, net of tax	—	—	39,736	—	39,736
Net income	33,880	36,208	36,206	(72,414)	33,880
Other comprehensive loss	(1,801)	(1,801)	(1,801)	3,602	(1,801)
Comprehensive income attributable to Exterran stockholders	$32,079	$34,407	$34,405	$(68,812)	$32,079
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$493,428	$503,643	$(91,674)	$905,397
Cost of sales (excluding depreciation and amortization expense)	—	399,800	288,280	(91,674)	596,406
Selling, general and administrative	912	84,550	72,023	—	157,485
Depreciation and amortization	—	56,043	76,843	—	132,886
Long-lived asset impairment	—	11,414	3,081	—	14,495
Restatement related charges	141	18,574	164	—	18,879
Restructuring and other charges	—	18,640	3,398	—	22,038
Interest expense	—	33,751	430	—	34,181
Intercompany charges, net	—	3,576	(3,576)	—	—
Equity in (income) loss of affiliates	226,873	22,869	204,004	(464,149)	(10,403)
Other (income) expense, net	—	(1,056)	(11,990)	—	(13,046)
Loss before income taxes	(227,926)	(154,733)	(129,014)	464,149	(47,524)
Provision for income taxes	11	72,139	52,092	—	124,242
Loss from continuing operations	(227,937)	(226,872)	(181,106)	464,149	(171,766)
Loss from discontinued operations, net of tax	—	—	(56,171)	—	(56,171)
Net loss	(227,937)	(226,872)	(237,277)	464,149	(227,937)
Other comprehensive income	18,310	18,310	18,310	(36,620)	18,310
Comprehensive loss attributable to Exterran stockholders	$(209,627)	$(208,562)	$(218,967)	$427,529	$(209,627)
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
December 31, 2015
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Revenues	$—	$1,154,412	$736,974	$(204,122)	$1,687,264
Cost of sales (excluding depreciation and amortization expense)	—	927,094	466,389	(204,122)	1,189,361
Selling, general and administrative	30	124,383	86,070	—	210,483
Depreciation and amortization	—	55,715	90,603	—	146,318
Long-lived asset impairment	—	10,762	10,026	—	20,788
Restructuring and other charges	—	21,942	9,373	—	31,315
Interest expense	—	7,238	34	—	7,272
Intercompany charges, net	—	1,071	(1,071)	—	—
Equity in income of affiliates	(26,667)	(23,327)	(3,341)	38,183	(15,152)
Other (income) expense, net	—	10,598	24,918	—	35,516
Income before income taxes	26,637	18,936	53,973	(38,183)	61,363
Provision for (benefit from) income taxes	(11)	(7,732)	47,181	—	39,438
Income from continuing operations	26,648	26,668	6,792	(38,183)	21,925
Income from discontinued operations, net of tax	—	—	4,723	—	4,723
Net income	26,648	26,668	11,515	(38,183)	26,648
Other comprehensive income	2,453	2,453	2,453	(4,906)	2,453
Comprehensive income attributable to Exterran stockholders	$29,101	$29,121	$13,968	$(43,089)	$29,101
Condensed Consolidating Statement of Cash Flows
December 31, 2017
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	$(476)	$74,003	$76,893	$—	$150,420
Net cash used in discontinued operations	—	—	(1,794)	—	(1,794)
Net cash provided by (used in) operating activities	(476)	74,003	75,099	—	148,626

Cash flows from investing activities:
Capital expenditures	—	(54,527)	(77,146)	—	(131,673)
Proceeds from sale of property, plant and equipment	—	3,809	5,057	—	8,866
Intercompany transfers	—	(742)	(16,267)	17,009	—
Proceeds from sale of business	—	894	—	—	894
Decrease in restricted cash	—	—	125	—	125
Net cash used in continuing operations	—	(50,566)	(88,231)	17,009	(121,788)
Net cash provided by discontinued operations	—	—	19,575	—	19,575
Net cash used in investing activities	—	(50,566)	(68,656)	17,009	(102,213)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	501,088	—	—	501,088
Repayments of debt	—	(476,503)	—	—	(476,503)
Intercompany transfers	742	16,267	—	(17,009)	—
Cash transfer to Archrock, Inc.	—	(44,720)	—	—	(44,720)
Payments for debt issuance costs	—	(7,911)	—	—	(7,911)
Proceeds from stock options exercised	—	684	—	—	684
Purchases of treasury stock	—	(4,792)	—	—	(4,792)
Net cash provided by (used in) financing activities	742	(15,887)	—	(17,009)	(32,154)

Effect of exchange rate changes on cash and cash equivalents	—	—	(792)	—	(792)
Net increase in cash and cash equivalents	266	7,550	5,651	—	13,467
Cash and cash equivalents at beginning of period	131	16,645	18,902	—	35,678
Cash and cash equivalents at end of period	$397	$24,195	$24,553	$—	$49,145
Condensed Consolidating Statement of Cash Flows
December 31, 2016
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by (used in) continuing operations	$(53)	$84,164	$178,378	$—	$262,489
Net cash provided by discontinued operations	—	—	1,016	—	1,016
Net cash provided by (used in) operating activities	(53)	84,164	179,394	—	263,505

Cash flows from investing activities:
Capital expenditures	—	(26,670)	(47,000)	—	(73,670)
Proceeds from sale of property, plant and equipment	—	1,488	1,326	—	2,814
Intercompany transfers	—	(147)	(188,180)	188,327	—
Return of investments in non-consolidated affiliates	—	—	10,403	—	10,403
Settlement of foreign currency derivatives	—	(709)	—	—	(709)
Decrease in restricted cash	—	—	819	—	819
Net cash used in continuing operations	—	(26,038)	(222,632)	188,327	(60,343)
Net cash provided by discontinued operations	—	—	36,079	—	36,079
Net cash used in investing activities	—	(26,038)	(186,553)	188,327	(24,264)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	430,758	—	—	430,758
Repayments of debt	—	(610,261)	—	—	(610,261)
Intercompany transfers	147	188,180	—	(188,327)	—
Cash transfer to Archrock, Inc.	—	(49,176)	—	—	(49,176)
Payments for debt issuance costs	—	(779)	—	—	(779)
Proceeds from stock options exercised	—	786	—	—	786
Purchases of treasury stock	—	(2,091)	—	—	(2,091)
Net cash provided by (used in) financing activities	147	(42,583)	—	(188,327)	(230,763)

Effect of exchange rate changes on cash and cash equivalents	—	—	(1,832)	—	(1,832)
Net increase (decrease) in cash and cash equivalents	94	15,543	(8,991)	—	6,646
Cash and cash equivalents at beginning of period	37	1,102	27,893	—	29,032
Cash and cash equivalents at end of period	$131	$16,645	$18,902	$—	$35,678
Condensed Consolidating Statement of Cash Flows
December 31, 2015
(In thousands)

			Non- Guarantor Subsidiaries
	Parent Guarantor	Issuers		Eliminations	Consolidation
Cash flows from operating activities:
Net cash provided by continuing operations	$1	$45,761	$143,338	$—	$189,100
Net cash used in discontinued operations	—	—	(57,404)	—	(57,404)
Net cash provided by operating activities	1	45,761	85,934	—	131,696

Cash flows from investing activities:
Capital expenditures	—	(42,777)	(112,567)	—	(155,344)
Proceeds from sale of property, plant and equipment	—	820	5,789	—	6,609
Intercompany transfers	—	(36)	(52,917)	52,953	—
Return of investments in non-consolidated affiliates	—	—	15,185	—	15,185
Proceeds received from settlement of note receivable	—	—	5,357	—	5,357
Cash invested in non-consolidated affiliates	—	—	(33)	—	(33)
Net cash used in continuing operations	—	(41,993)	(139,186)	52,953	(128,226)
Net cash provided by discontinued operations	—	—	46,112	—	46,112
Net cash used in investing activities	—	(41,993)	(93,074)	52,953	(82,114)

Cash flows from financing activities:
Proceeds from borrowings of debt	—	673,500	—	—	673,500
Repayments of debt	—	(143,500)	—	—	(143,500)
Intercompany transfers	36	52,917	—	(52,953)	—
Cash transfer to Archrock, Inc.	—	(532,578)	—	—	(532,578)
Net distributions to parent	—	(40,218)	—	—	(40,218)
Payments for debt issuance costs	—	(13,345)	—	—	(13,345)
Purchases of treasury stock	—	(54)	—	—	(54)
Net cash provided by (used in) financing activities	36	(3,278)	—	(52,953)	(56,195)

Effect of exchange rate changes on cash and cash equivalents	—	—	(3,716)	—	(3,716)
Net increase (decrease) in cash and cash equivalents	37	490	(10,856)	—	(10,329)
Cash and cash equivalents at beginning of period	—	612	38,749	—	39,361
Cash and cash equivalents at end of period	$37	$1,102	$27,893	$—	$29,032